PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.    PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Store operating equipment	2,417,877	3,216,933	440,797
Leasehold improvements	2,235,034	3,140,345	430,302
Office equipment and others	315,291	405,266	55,531
Office buildings	480,792	689,445	94,470
Assets subject to operating leases	346,223	346,223	47,441
Mechanical equipment	82,303	255,576	35,020
Construction in progress	345,904	152,980	20,961
	6,223,424	8,206,768	1,124,522
Less: accumulated depreciation	(2,036,969)	(3,115,060)	(426,837)
Less: impairment	(17,314)	(25,805)	(3,536)

	4,169,141	5,065,903	694,149

Depreciation and amortization expenses in relation to property and equipment was RMB391.7 million, RMB604.0 million and RMB1,187.8 million (US$162.8 million) for the years ended December 31, 2022, 2023 and 2024, respectively.

In June 2018, the Group entered into a project cooperation agreement and a strategic cooperation agreement with Xiamen municipal government and UCAR Inc. (collectively as the “Tri-Party Agreement”), pursuant to which the Group acquired the new headquarters building under favorable pricing terms that came with commitments, including meeting certain requirements around tax contribution, operating performance and capital investments. On February 19, 2024, the Company entered into a new cooperation agreement with Xiamen municipal government, pursuant to which the Group is entitled to obtain real property certificates of the new headquarters in batches over a five-year term from 2022 to 2026 upon satisfaction of certain requirements of tax contribution, operating performance and capital investments from 2022 to 2026. The Group has successfully fulfilled its commitments under the new agreement for the years ended December 31, 2022, 2023, and 2024. As of the date of this annual report, the Group has obtained a portion of the real property ownership certificates and is in the process of obtaining the remaining certificates.

During the year ended December 31, 2023, impairment loss for property and equipment of RMB5.2 million (US$0.7 million) was provided, which was mainly related to a full impairment for assets in relation to Luckin Tea due to the permanent closure of related business. Impairment provision of RMB164.6 million for store operating equipment and others, which primarily consisted of provision for Luckin Coffee EXPRESS, were written off for the year ended December 31, 2023.

During the year ended December 31, 2024, impairment loss for property and equipment of RMB8.9 million (US$1.2 million) was provided, which was mainly related to store operating equipment and others, generally for the unrecoverable damaged coffee machines.